Information Related to Companys RSUs (Detail) (Restricted Stock Unit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	173,234	64,470
Number of DSUs\PSUs\RSUs, granted		113,408
Number of PSUs\DSUs\RSUs units, in lieu of dividends	1,304	1,639
Number of PSUs\RSUs exercised	(70,211)
Number of PSUs\RSUs forfeited	(11,994)	(6,283)
Ending Balance	92,333	173,234